Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and financial investments
Cash and cash equivalents

5.       Cash and cash equivalents

	Weighted average rate (p. a.)	December 31, 2025	December 31, 2024
Cash and bank balances		12,290	8,708
Short-term financial investments
Short-term financial investments – Brazilian Reais	14.97%	9,639	31,758
Short-term financial investments – US dollars	2.66%	21,787	12,379
Short-term financial investments – Pound sterling	2.46%	2,515	3,180
Short-term financial investments – Canadian Dollar	0.40%	1,153	596
Short-term financial investments – Chinese Yuan	1.30%	480	-
Total		47,864	56,621

Short-term financial investments mainly consist of fixed-income instruments issued by financial institutions. These instruments earn interest at market-based rates and are held for cash management purposes.